Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets, Net
9.	OTHER CURRENT ASSETS, NET

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Contract assets, net (i)	3,085	2,353	322
VAT prepayments	1,738	2,262	310
Inventories	1,396	5,989	820
Receivables from online payment agencies	1,263	1,033	142
Advances to suppliers	871	3,048	418
Prepaid expenses	728	570	78
Licensed copyrights (Note 6)	582	389	53
Deposits	386	303	42
Others	2,530	2,871	395

Total other current assets	12,579	18,818	2,580

(i)
The allowance for credit losses on contract assets was RMB168 million and RMB155 million (US$21 million) as of December 31, 2023 and 2024, respectively. An expense of RMB200 million,
a
net reversal of RMB117 million and
a
net reversal of RMB13 million (US$2 million) were recognized for credit losses on contract assets for the years ended December 31, 2022, 2023 and 2024, respectively. No write-offs were charged against the allowance for the years ended December 31, 2022, 2023 and 2024, respectively.